SCHEDULE OF ALLOWANCE FOR EXPECTED CREDIT LOSS (Details) - USD ($)	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Receivables [Abstract]
Beginning of the period/year
Provision	43,163
Foreign exchange differences	676
Allowance for expected credit loss, end of the period	$ 43,839